Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Borrowings [Abstract]
Schedule of short-term borrowings from financial institutions
	As of December 31,
	2022	2021
Short-term borrowing from financial institutions	$4,777,301	$4,078,425
Short-term borrowing from third-party individual	-	108,503
Government loan	1,449,864	1,569,218
Total	$6,227,165	$5,756,146

Schedule of short-term borrowings from financial institutions
Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Longwan Rural Commercial Bank		1,200,000	173,984	2022.06.15	2023.06.14	9.60%
Longwan Rural Commercial Bank		1,750,000	253,725	2022.06.15	2023.06.14	9.60%
Minsheng Bank		10,000,000	1,449,864	2022.08.02	2023.02.02	4.10%
Minsheng Bank		10,000,000	1,449,864	2022.08.09	2023.08.09	4.10%
Minsheng Bank		10,000,000	1,449,864	2022.08.16	2023.08.15	4.10%
Total	RMB	32,950,000	$4,777,301

Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Longwan Rural Commercial Bank		1,750,000	$274,622	2021.07.06	2022.07.05	10.00%
Longwan Rural Commercial Bank		1,200,000	188,312	2021.07.06	2022.07.05	9.61%
Minsheng Bank		6,500,000	1,020,023	2021.04.16	2022.04.15	4.35%
Minsheng Bank		13,500,000	2,118,509	2021.04.12	2022.04.08	4.30%
WeBank Shenzhen		1,510,000	236,959	2021.12.24	2021.12.31	7.92%
Bank of Ningbo		650,321	102,000	2021.12.01	2022.02.28	4.30%
Bank of Ningbo		605,692	95,000	2021.12.01	2022.02.28	3.01%
Bank of Ningbo		229,525	36,000	2021.12.01	2022.02.28	4.30%
Bank of Ningbo		44,630	7,000	2021.12.01	2022.02.28	4.30%
Total	RMB	25,990,168	$4,078,425